As filed with the Securities and Exchange Commission on May 18, 2018
1933 Act Registration No. 33-35788
1940 Act Registration No. 811-06136

United States
Securities And Exchange Commission
Washington, D.C. 20549

Form N-1a

Registration Statement Under
The Securities Act Of 1933  ☑
Pre-Effective Amendment No.__  ☐
Post-Effective Amendment No. 70   ☑
and/or
Registration Under The
Investment Company Act Of 1940  ☑
Amendment No. 71
(Check appropriate box or boxes)

Homestead Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

4301 Wilson Boulevard, Arlington, VA 22203
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code:
(703) 907-6366
Jack Delaney, Esq.
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
Copies to:
Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036-8704

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective:
☒    immediately upon filing pursuant to paragraph (b) of Rule 485
☐    on                                pursuant to paragraph (b) of Rule 485
☐    60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐    on                                pursuant to paragraph (a)(1) of Rule 485
☐    75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐    on                                pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note:
This amendment is being filed solely to submit, in interactive data format, exhibits containing risk/return summary information contained in Registrant’s prospectus, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 69 to Registrant’s registration statement on April 27, 2018.

Signatures
This Registration Statement contains certain disclosures regarding the S&P 500 Index Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of Homestead Funds, Inc. (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on May 18, 2018. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.
Master Investment Portfolio S&P 500 Index Master Portfolio
By: /s/ John M. Perlowski John M. Perlowski President and Chief Executive Officer
This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on May 18, 2018. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.
/s/ John M. Perlowski John M. Perlowski	Trustee, President and Chief Executive Officer (Principal Executive Officer)	May 18, 2018
/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	May 18, 2018
Susan J. Carter* Susan J. Carter	Trustee	May 18, 2018
Collette Chilton* Collette Chilton	Trustee	May 18, 2018
Neil A. Cotty* Neil A. Cotty	Trustee	May 18, 2018
Rodney D. Johnson* Rodney D. Johnson	Trustee	May 18, 2018
Cynthia A. Montgomery* Cynthia A. Montgomery	Trustee	May 18, 2018
Joseph P. Platt* Joseph P. Platt	Trustee	May 18, 2018
Robert C. Robb, Jr.* Robert C. Robb, Jr.	Trustee	May 18, 2018
Mark Stalnecker* Mark Stalnecker	Trustee	May 18, 2018
Kenneth L. Urish* Kenneth L. Urish	Trustee	May 18, 2018
Claire A. Walton* Claire A. Walton	Trustee	May 18, 2018
Frederick W. Winter* Frederick W. Winter	Trustee	May 18, 2018
Robert Fairbairn* Robert Fairbairn	Trustee	May 18, 2018

* By:	/s/ Benjamin Archibald Benjamin Archibald (Attorney-in-Fact)
*	As Attorney-in-Fact pursuant to the power of attorney, dated February 18, 2016, as incorporated by reference to Post-Effective Amendment No.60.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Homestead Funds, Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Arlington, and State of Virginia on the 18th day of May, 2018.
Homestead Funds, Inc.
By: /s/ James D. Matheson James D. Matheson President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
James F. Perna* James F. Perna	Chairman of the Board and Director	May 18, 2018
James D. Matheson* James D. Matheson	President, Chief Executive Officer and Director	May 18, 2018
Anthony M. Marinello* Anthony M. Marinello	Director	May 18, 2018
Douglas W. Johnson* Douglas W. Johnson	Director	May 18, 2018
Sheldon C. Petersen* Sheldon C. Petersen	Director	May 18, 2018
Kenneth R. Meyer* Kenneth R. Meyer	Director	May 18, 2018
Mark Rose* Mark Rose	Director	May 18, 2018
Peter J. Tonetti* Peter J. Tonetti	Director	May 18, 2018
Amy M. DiMauro* Amy M. DiMauro	Treasurer	May 18, 2018

*By:	/s/ Danielle C. Sieverling Danielle C. Sieverling Chief Compliance Officer Signed pursuant to Powers of Attorney

Exhibit Index
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase